



**AMERICAN
STOCK EXCHANGE**
Equities Options ETFs

Received SEC
FEB 26 2008
Washington, DC 20549

Beth A. Kleiman
Vice President
Capital Markets

American Stock Exchange
88 Trinity Place
New York, NY 10006-1872
T 212 306 1460
F 212 306 2066
beth.kleiman@amex.com

*CERTAMX
001-094666*



08022640

February 26, 2008

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED

FEB 28 2008

B
**THOMSON
FINANCIAL**

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Lehman Brothers Holdings Inc. (the Registrant) a copy of the Company's Registration Statement on Form 8-A for the registration of the following security:

Opta Exchange-Traded Notes due February 25, 2038 Linked to the Lehman Brothers Commodity Index Agriculture Pure Beta Total Return

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Beth A. Kleiman

Beth A. Kleiman

END